Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Parent Company Only Condensed Financial Information
Schedule of condensed balance sheets of parent company

	As of December 31,
	2022	2023
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	974,224	1,121,233
Time deposits and short-term investments	2,195,952	—
Amounts due from subsidiaries of the Group	47,993,884	54,475,676
Prepayments and other current assets	3,132	—
Total current assets	51,167,192	55,596,909
Non-current assets:
Investments in subsidiaries	—	11,452,246
Long-term investments	12,968	10,268
Property, plant and equipment, net	18	10
Total non-current assets	12,986	11,462,524
Total assets	51,180,178	67,059,433
LIABILITIES
Current liabilities:
Short-term borrowings	6,965	6,719,797
Amounts due to subsidiaries of the Group	—	3,598
Accruals and other current liabilities	59,533	193,414
Total current liabilities	66,498	6,916,809
Non-current liabilities:
Long-term borrowings	6,254,979	—
Total non-current liabilities	6,254,979	—
Total liabilities	6,321,477	6,916,809
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	1,188	1,215
Class B Ordinary Shares	235	235
Treasury shares	(84)	(90)
Additional paid-in capital	53,869,322	57,479,857
Accumulated other comprehensive loss	(194,110)	(224,876)
(Accumulated deficit)/Retained earnings	(8,817,850)	2,886,283
Total shareholders’ equity	44,858,701	60,142,624
Total liabilities and shareholders’ equity	51,180,178	67,059,433

Schedule of condensed statements of comprehensive (loss)/income of parent company

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Operating expenses:
Selling, general and administrative	(27,288)	(35,642)	(44,419)
Research and development	(852)	(629)	—
Total operating expenses	(28,140)	(36,271)	(44,419)
Loss from operations	(28,140)	(36,271)	(44,419)
Other (expense)/income
Interest expense	(21,369)	(43,096)	(38,323)
Interest income and investment income, net	283,737	190,528	70,953
Equity in (loss)/income of subsidiaries	(563,106)	(2,300,538)	11,716,065
Others, net	7,423	177,165	(137)
(Loss)/Income before income tax expense	(321,455)	(2,012,212)	11,704,139
Income tax expense	—	(3)	(6)
Net (loss)/income	(321,455)	(2,012,215)	11,704,133
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of tax	(516,687)	1,327,761	(30,766)
Comprehensive (loss)/income	(838,142)	(684,454)	11,673,367

Schedule of condensed statements of cash flows of parent company

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	367,063	450,517	56,515
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to, and investments in subsidiaries, VIEs and VIEs’ subsidiaries	(10,157,678)	(23,397,234)	(3,589,329)
Placement of time deposits	(298,284)	—	—
Redemption of time deposits	297,654	—	2,137,626
Placement of short-term investments	(173,133,568)	(2,609,767)	—
Redemption of short-term investments	180,386,757	8,036,663	—
Purchase of property, plant and equipment and intangible assets	—	(25)	—
Net cash used in investing activities	(2,905,119)	(17,970,363)	(1,451,703)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings and long-term borrowings	—	669,913	699,300
Repayment of long-term borrowings	—	(349,163)	(338,020)
Proceeds from issuance of convertible debts	5,533,238	—	—
Proceeds from IPOs and concurrent private placements, net of issuance cost	11,004,778	—	—
Proceeds from exercise of share options	1,139	6,728	11,953
Proceeds from issuance of ordinary shares	70	2,462,300	1,174,319
Net cash provided by financing activities	16,539,225	2,789,778	1,547,552
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(387,668)	941,417	(5,355)
Net increase/(decrease) in cash, cash equivalents and restricted cash	13,613,501	(13,788,651)	147,009
Cash, cash equivalents and restricted cash at beginning of the year	1,149,374	14,762,875	974,224
Cash, cash equivalents and restricted cash at end of the year	14,762,875	974,224	1,121,233